Supplemental Cash Flow Information - Additional Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Supplemental Cash Flow [Line Items]
Cash interest paid on long-term debt, advances from affiliates and capital lease obligations	$ 175.0	$ 186.9	$ 156.1
Income taxes paid	$ 4.7	$ 4.7	$ 2.2